UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  June 30
Date of reporting period:  December 31, 2024
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Ultra Short Income ETF

Item 1. Reports to Stockholders.
(a)     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon Ultra Short Income ETF

Semi-Annual Shareholder Report

December 31, 2024

Ticker - BKUI (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon Ultra Short Income ETF (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Ultra Short Income ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 12/31/24)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$196	117	9.06%

Portfolio Holdings (as of 12/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-2.5%
Energy	0.1%
Technology	0.5%
Industrial	0.7%
Consumer, Non-cyclical	1.2%
Communications	1.5%
Government	2.1%
Consumer, Cyclical	3.0%
Financial	40.7%
Investment Companies	52.7%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Allocation of Holdings

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-2.5%
Asset-Backed Securities	0.0%Footnote Reference*
U.S. Treasury Government Securities	2.1%
Corporate Bonds and Notes	20.8%
Commercial Paper	26.9%
Investment Companies	52.7%Footnote Reference**
Footnote	Description
Footnote*	Amount represents less than 0.1%.
Footnote**	A large creation unit order for shares of the Fund was placed on December 30, 2024 and temporarily invested by the Fund into the Dreyfus Institutional Preferred Government Money Market Fund, temporarily causing the Fund’s investments in investment companies on and around December 31, 2024 to be higher than usual.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4862SA1224

Item 1. Reports to Stockholders (cont.).
(b)     Not applicable.
Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)     The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)                  Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024
BNY Mellon Ultra Short Income ETF: BKUI
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Item 7. Financial Statements and Financial Highlights for Open-End Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 7
Statement of Operations 8
Statement of Changes in Net Assets 9
Financial Highlights 10
Notes to Financial Statements 11
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 16
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 17
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 18
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 19
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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

BNY Mellon Ultra Short Income ETF
Statement of Investments
December 31, 2024 (Unaudited)
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.0%
Honda Auto Receivables Owner Trust
,
Series 2021-3, Class A3, 0.41%, 11/18/2025
(a)
10,041 10,020
Total Asset-Backed Securities (cost $10,041) 10,020
Commercial Paper – 26.9%
Atlantic Asset Securitization LLC
5.04%, 2/19/2025
(a)(b)
1,000,000 993,738
4.52%, 5/06/2025
(a)(b)
1,000,000 984,351
Banco Santander S.A.
,
4.55%, 3/21/2025
(a)(b)
2,500,000 2,475,100
Canadian Imperial Bank
5.28%, 4/03/2025
(a)(b)
1,500,000 1,483,200
4.64% (1 Month SOFR + 0.34%), 9/08/2025
(b)(c)
750,000 750,479
Chariot Funding LLC
,
4.70% (1 Month SOFR + 0.30%), 5/09/2025
(b)(c)
2,600,000 2,600,147
Cooperatieve Rabobank UA
,
4.61% (1 Month SOFR + 0.21%), 8/04/2025
(c)
2,500,000 2,500,015
Credit Industriel et Commercial
5.29%, 2/06/2025
(a)
1,300,000 1,294,163
4.65% (1 Month SOFR + 0.25%), 7/07/2025
(b)(c)
2,500,000 2,500,744
DNB ASA
,
5.40%, 4/11/2025
(a)(b)
2,000,000 1,975,712
HSBC Bank PLC
,
4.76% (1 Month SOFR + 0.36%), 6/05/2025
(b)(c)
1,500,000 1,501,137
LMA SA/LMA-Americas LLC
,
5.56%, 1/28/2025
(a)(b)
1,200,000 1,195,840
Manhattan Asset Funding Co. LLC
,
4.45%, 3/25/2025
(a)(b)
5,000,000 4,947,465
National Australia Bank Ltd.
,
4.60% (1 Month SOFR + 0.20%), 5/05/2025
(b)(c)
2,000,000 2,000,233
National Bank of Canada
,
5.33%, 4/01/2025
(a)(b)
1,500,000 1,483,033
Natixis SA
,
4.42%, 7/18/2025
(a)
2,750,000 2,683,334
Old Line Funding LLC
,
4.70% (1 Month SOFR + 0.30%), 6/23/2025
(b)(c)
1,200,000 1,200,095
Oversea-Chinese Banking Corp. Ltd.
,
4.60% (1 Month SOFR + 0.20%), 5/20/2025
(b)(c)
2,500,000 2,499,793
Sheffield Receivables Co. LLC
,
4.66%, 3/05/2025
(a)(b)
2,300,000 2,281,655
Societe Generale SA
,
5.52%, 4/11/2025
(a)(b)
1,000,000 987,626
Starbird Funding Corp.
,
4.45%, 4/01/2025
(a)(b)
3,000,000 2,965,992
Svenska Handelsbanken AB
,
4.34%, 7/21/2025
(a)(b)
2,750,000 2,682,966
Swedbank AB
,
5.26%, 3/13/2025
(a)(b)
750,000 743,340
Thunder Bay Funding LLC
,
4.56% (1 Month SOFR + 0.12%), 6/06/2025
(b)(c)
5,000,000 4,905,063
Toronto-Dominion Bank (The)
,
5.32%, 4/03/2025
(a)(b)
1,500,000 1,482,745
Westpac Banking Corp.
,
5.27%, 3/31/2025
(a)(b)
1,500,000 1,483,223
Total Commercial Paper (cost $52,574,956) 52,601,189
Corporate Bonds and Notes – 20.8%
Auto Manufacturers – 1.8%
American Honda Finance Corp.
,
1.30% , 9/09/2026 300,000 283,791
BMW US Capital LLC
,
4.90% , 4/02/2027
(b)
600,000 601,842
General Motors Financial Co., Inc.
5.40%, 4/06/2026 250,000 251,544
5.91% (3 Month SOFRIX + 1.35%), 5/08/2027
(c)
350,000 353,234
Mercedes-Benz Finance North America LLC
5.20%, 8/03/2026
(b)
325,000 327,562
3.45%, 1/06/2027
(b)
325,000 317,061
PACCAR Financial Corp.
,
3.55% , 8/11/2025 300,000 298,303
Toyota Motor Credit Corp.
4.98% (3 Month SOFR + 0.32%), 1/13/2025
(c)
300,000 300,016
5.15% (3 Month SOFR + 0.65%), 3/19/2027
(c)
750,000 752,655
3,486,008

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 20.8% (continued)
Banks – 12.6%
ANZ New Zealand Int'l Ltd.
,
5.14% ( 3 Month SOFR + 0.60% ) , 2/18/2025
(b)(c)
300,000 300,142
Australia & New Zealand Banking Group Ltd.
,
5.16% ( 3 Month SOFR + 0.65% ) , 9/30/2027
(b)(c)
1,000,000 1,002,464
Bank of America NA
,
5.53% , 8/18/2026 300,000 304,157
Bank of Montreal
5.58% (3 Month SOFRIX + 1.06%), 6/07/2025
(c)
350,000 351,131
5.27%, 12/11/2026 325,000 328,885
Bank of Nova Scotia (The)
5.12% (3 Month SOFR + 0.46%), 1/10/2025
(c)
300,000 300,015
5.35%, 12/07/2026 750,000 759,867
Barclays PLC
,
6.39% ( 3 Month SOFR + 1.88% ) , 9/13/2027
(c)
750,000 761,313
Canadian Imperial Bank of Commerce
3.95%, 8/04/2025 275,000 273,988
5.73% (3 Month SOFR + 1.22%), 10/02/2026
(c)
375,000 378,569
Citigroup, Inc.
6.03% (3 Month SOFR + 1.53%), 3/17/2026
(c)
300,000 300,793
5.29% (3 Month SOFR + 0.77%), 6/09/2027
(c)
700,000 701,610
Commonwealth Bank of Australia
,
5.26% ( 3 Month SOFR + 0.75% ) , 3/13/2026
(b)(c)
350,000 351,500
Goldman Sachs Group, Inc. (The)
,
5.31% ( 3 Month SOFR + 0.79% ) , 12/09/2026
(c)
725,000 726,790
ING Groep NV
,
3.95% , 3/29/2027 600,000 589,774
JPMorgan Chase & Co.
,
5.93% ( 3 Month SOFR + 1.32% ) , 4/26/2026
(c)
300,000 301,136
JPMorgan Chase Bank NA
,
5.11% , 12/08/2026 325,000 328,508
KeyBank NA
4.70%, 1/26/2026 300,000 299,599
5.85%, 11/15/2027 750,000 768,787
Lloyds Banking Group PLC
,
6.29% ( 3 Month SOFRIX + 1.58% ) , 1/05/2028
(c)
850,000 862,341
Macquarie Bank Ltd.
,
5.43% ( 3 Month SOFRIX + 0.92% ) , 7/02/2027
(b)(c)
750,000 754,953
Manufacturers & Traders Trust Co.
,
4.65% , 1/27/2026 300,000 299,323
Morgan Stanley Bank NA
,
5.76% ( 3 Month SOFR + 1.17% ) , 10/30/2026
(c)
500,000 505,880
National Australia Bank Ltd.
5.04% (3 Month SOFR + 0.38%), 1/12/2025
(b)(c)
300,000 300,019
1.89%, 1/12/2027
(b)
375,000 355,736
National Bank of Canada
5.25%, 1/17/2025 300,000 300,072
5.54% (3 Month SOFRIX + 1.03%), 7/02/2027
(c)
750,000 752,887
NatWest Markets PLC
1.60%, 9/29/2026
(b)
225,000 213,607
5.44% (3 Month SOFR + 0.90%), 5/17/2027
(b)(c)
500,000 501,886
PNC Financial Services Group, Inc. (The)
,
2.60% , 7/23/2026 325,000 315,028
Royal Bank of Canada
Series G, 5.07% (3 Month SOFRIX + 0.44%), 1/21/2025
(c)
300,000 300,035
Series G, 5.58% (3 Month SOFRIX + 0.95%), 1/19/2027
(c)
650,000 655,305
Standard Chartered PLC
6.25% (3 Month SOFR + 1.74%), 3/30/2026
(b)(c)
350,000 350,940
6.62% (3 Month SOFR + 1.93%), 7/06/2027
(b)(c)
400,000 406,829
State Street Corp.
3.55%, 8/18/2025 98,000 97,434
5.27%, 8/03/2026 225,000 227,370
5.42% (3 Month SOFRIX + 0.85%), 8/03/2026
(c)
600,000 604,493
Sumitomo Mitsui Financial Group, Inc.
,
1.40% , 9/17/2026 300,000 283,884
Sumitomo Mitsui Trust Bank Ltd.
5.64% (3 Month SOFR + 1.12%), 3/09/2026
(b)(c)
300,000 302,263
5.65%, 9/14/2026
(b)
325,000 329,956
Toronto-Dominion Bank (The)
5.53%, 7/17/2026 200,000 202,456
Series G, 5.42% (3 Month SOFR + 0.73%), 4/05/2027
(c)
850,000 851,594

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 20.8% (continued)
Banks – 12.6% (continued)
Truist Financial Corp.
,
1.13% , 8/03/2027 750,000 683,327
US Bancorp
1.45%, 5/12/2025 1,600,000 1,581,946
Series V, 2.38%, 7/22/2026 325,000 314,376
US Bank NA
,
5.32% ( 3 Month SOFR + 0.69% ) , 10/22/2027
(c)
600,000 599,991
Wells Fargo & Co.
,
3.00% , 2/19/2025 300,000 299,183
Wells Fargo Bank NA
5.55%, 8/01/2025 750,000 753,484
5.58% (3 Month SOFR + 1.07%), 12/11/2026
(c)
900,000 910,220
Westpac Banking Corp.
,
5.05% ( 3 Month SOFR + 0.52% ) , 6/03/2026
(c)
700,000 700,883
24,746,729
Computers – 0.2%
International Business Machines Corp.
,
4.00% , 7/27/2025 300,000 298,848
298,848
Diversified Financial Services – 0.8%
American Express Co.
5.31% (3 Month SOFR + 0.76%), 2/13/2026
(c)
250,000 250,875
2.55%, 3/04/2027 750,000 718,114
Charles Schwab Corp. (The)
5.07% (3 Month SOFRIX + 0.52%), 5/13/2026
(c)
300,000 299,928
5.88%, 8/24/2026 350,000 356,197
1,625,114
Healthcare-Services – 0.7%
Cigna Group (The)
,
5.69% , 3/15/2026 650,000 650,210
Roche Holdings, Inc.
,
5.28% ( 3 Month SOFR + 0.74% ) , 11/13/2026
(b)(c)
650,000 655,355
1,305,565
Insurance – 0.1%
Prudential Financial, Inc.
,
1.50% , 3/10/2026 300,000 289,567
289,567
Internet – 0.4%
Amazon.com, Inc.
,
3.15% , 8/22/2027 750,000 724,377
724,377
Machinery-Construction & Mining – 0.4%
Caterpillar Financial Services Corp.
,
5.06% ( 3 Month SOFR + 0.52% ) , 5/14/2027
(c)
750,000 750,781
750,781
Machinery-Diversified – 0.3%
John Deere Capital Corp.
4.80%, 1/09/2026 300,000 300,991
1.70%, 1/11/2027 350,000 331,053
632,044
Media – 0.4%
Comcast Corp.
,
2.35% , 1/15/2027 750,000 717,130
717,130
Oil & Gas – 0.1%
BP Capital Markets America, Inc.
,
3.41% , 2/11/2026 300,000 296,458
296,458
Pharmaceuticals – 0.5%
AbbVie, Inc.
,
2.95% , 11/21/2026 350,000 340,165
CVS Health Corp.
,
3.00% , 8/15/2026 300,000 290,853
Pfizer Investment Enterprises Pte Ltd.
,
4.45% , 5/19/2026 250,000 249,768
Shire Acquisitions Investments Ireland DAC
,
3.20% , 9/23/2026 7,000 6,845
887,631

Statement of Investments
(continued)
See Notes to Financial Statements
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 20.8% (continued)
Real Estate – 0.3%
Simon Property Group LP
,
1.38% , 1/15/2027 725,000 680,021
680,021
Retail – 1.2%
Home Depot, Inc. (The)
,
4.00% , 9/15/2025 750,000 747,706
Starbucks Corp.
,
2.00% , 3/12/2027 750,000 708,798
Target Corp.
,
1.95% , 1/15/2027 700,000 666,074
Walmart, Inc.
,
3.90% , 9/09/2025 300,000 299,025
2,421,603
Semiconductors – 0.2%
Intel Corp.
,
3.70% , 7/29/2025 300,000 298,070
298,070
Software – 0.1%
Oracle Corp.
,
2.65% , 7/15/2026 300,000 291,054
291,054
Telecommunications – 0.7%
AT&T, Inc.
,
4.25% , 3/01/2027 700,000 693,744
T-Mobile USA, Inc.
,
3.75% , 4/15/2027 600,000 586,347
1,280,091
Total Corporate Bonds and Notes (cost $40,611,909) 40,731,091
U.S. Treasury Government Securities – 2.1%
U.S. Treasury Notes
3.13%, 8/15/2025 600,000 595,873
4.88%, 11/30/2025 1,500,000 1,508,270
4.13%, 11/15/2027 2,000,000 1,991,487
Total U.S. Treasury Government Securities (cost $4,095,627) 4,095,630
Shares
Investment Companies – 52.7%
Registered Investment Companies – 52.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.42%
(d)(e)
(cost $103,146,676) 103,146,676 103,146,676
Total Investments (cost $200,439,209) 102.5% 200,584,606
Liabilities, Less Cash and Receivables (2.5)% (4,819,331)
Net Assets 100.0% 195,765,275
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security is a discount security. Income is recognized through the accretion of discount.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $53,195,792 or 27.17% of net assets.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of December 31, 2024.
Holdings and transactions in these affiliated companies during the period ended December 31, 2024 are as follows:
Description
Value ($)
6/30/24 Purchases ($)
1
Sales ($)
Value ($)
12/31/24
Dividends/
Distributions ($)
Investment Companies – 52.7%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 1,494,113 143,200,444 (41,547,881) 103,146,676 92,806
Total – 52.7% 1,494,113 143,200,444 (41,547,881) 103,146,676 92,806
1 Includes reinvested dividends/distributions.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments:
–
Unaffiliated issuers 97,292,533 97,437,930
Affiliated issuers 103,146,676 103,146,676
Interest receivable 475,181
Dividends receivable 13,674
201,073,461
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 9,193
Cash overdraft due to Custodian 393,930
Payable for investment securities purchased 4,905,063
5,308,186
Net Assets ($) 195,765,275
Composition of Net Assets ($):
Paid-in capital 195,957,238
Total distributable earnings (loss) (191,963)
Net Assets ($) 195,765,275
Shares outstanding no par value (unlimited shares authorized): 3,950,001
Net asset value per share 49.56
Market price per share 49.58

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2024 (Unaudited)
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 92,806
Interest 2,033,145
Total Income 2,125,951
Expenses:
Management fee—Note 3(a) 49,132
Total Expenses 49,132
Net Investment
Income
2,076,819
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments 4,364
Net change in unrealized appreciation (depreciation) on investments 230,797
Net Realized and Unrealized Gain (Loss) on Investments 235,161
Net Increase (Decrease) in Net Assets Resulting from Operations 2,311,980

STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Six Months Ended
December 31,
2024 (Unaudited)
Year Ended
June 30, 2024
Operations ($):
Net investment
income
2,076,819 2,587,443
Net realized gain (loss) on investments 4,364 (16,315)
Net change in unrealized appreciation (depreciation) on investments 230,797 241,251
Net Increase (Decrease) in Net Assets Resulting from Operations 2,311,980 2,812,379
Distributions ($):
Distributions to shareholders (2,393,435) (2,459,830)
Beneficial Interest Transactions ($):
Proceeds from shares sold 128,906,022 47,001,580
Cost of shares redeemed (7,456,631) (2,473,521)
Transaction fees—Note 5 13,636 4,948
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 121,463,027 44,533,007
Total Increase (Decrease) in Net Assets 121,381,572 44,885,556
Net Assets ($):
Beginning of Period 74,383,703 29,498,147
End of Period 195,765,275 74,383,703
Changes in Shares Outstanding:
Shares sold 2,600,000 950,000
Shares redeemed (150,000) (50,000)
Net Increase (Decrease) in Shares Outstanding 2,450,000 900,000

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated.
See Notes to Financial Statements
Six Months
Ended December
31, 2024
(Unaudited)
Year Ended June 30,
For the Period from
August 11, 2021
(a)
to June 30, 2022 2024 2023
Per Share Data ($):
Net asset value, beginning of period 49.59 49.16 48.97 50.00
Investment Operations:
Net investment income
(b)
1.26 2.41 1.56 0.17
Net realized and unrealized gain (loss) on investments 0.19 0.36 0.18 (0.94)
Total from Investment Operations 1.45 2.77 1.74 (0.77)
Distributions: – – – –
Dividends from net investment income (1.49) (2.34) (1.55) (0.27)
Transaction fees
(b)
0.01 0.00
(c)
0.00
(c)
0.01
Net asset value, end of period 49.56 49.59 49.16 48.97
Market price, end of period 49.58 49.58 49.15 48.96
Net Asset Value Total Return (%)
(d)
2.99 5.76 3.64 (1.54)
(e)
Market Price Total Return (%)
(d)
3.04 5.77 3.62 (1.55)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.12
(f)
0.12 0.12 0.12
(f)
Ratio of net investment income to average net assets 5.07
(f)
4.88 3.19 0.39
(f)
Portfolio Turnover Rate
(g)
9.06 42.44 20.55 43.10
Net Assets, end of period ($ x 1,000) 195,765 74,384 29,498 26,931
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE
Arca, Inc.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTE 1—Organization:
BNY Mellon Ultra Short Income ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of twelve series, including the fund. The investment objective of the fund is to seek high current income consistent with the maintenance of liquidity and low volatility of principal.
BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation
(“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an
indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon
Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc..
The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual
Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within
Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following:
yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the
Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of December 31, 2024 in valuing the fund’s investments:
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 10,020 — 10,020
Commercial Paper — 52,601,189 — 52,601,189
Corporate Bonds — 40,731,091 — 40,731,091
U.S. Treasury Government Securities — 4,095,630 — 4,095,630
Investment Companies 103,146,676 — — 103,146,676
†
See Statement of Investments for additional detailed categorizations, if any.

Fixed-Income Market Risk:
The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates
(or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized
Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Commercial Paper Risk:
Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.
Authorized Participants, Market Makers and Liquidity Providers Risk:
The fund has a limited number of financial institutions
that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: ( i ) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended June 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $324,269 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June 30, 2024. The fund had $119,472 of short-term capital losses and $204,797 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2024 were as follows: ordinary income
$2,459,830. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.12% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended December
31, 2024, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.06% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $9,193.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended December 31, 2024, amounted to $12,733,218 and $3,702,377, respectively.
At December 31, 2024, accumulated net unrealized appreciation on investments was $145,397, consisting of gross appreciation of
$178,031 and gross depreciation of $32,634.
At December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)

funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital:
As of December 31, 2024, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 499,001 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
period ended December 31, 2024
, the fund
had no
in-kind transactions
.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-4862NCSRSA1224

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 16. Controls and Procedures.
(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.
Item 19. Exhibits.
(a)(1)               Not applicable.

(a)(2)               Not applicable.

(a)(3)               Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)               Not applicable.

(a)(5)               Not applicable.

(b)                    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date 2/26/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date 2/26/2025

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date 2/26/2025

* Print the name and title of each signing officer under his or her signature.